Exhibit 2

GS Mortgage Securities Trust 2020-GC47
Commercial Mortgage Pass Through Certificates, Series 2020-GC47

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

28 April 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282	Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

Re:	GS Mortgage Securities Trust 2020-GC47 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-GC47 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Goldman Sachs Mortgage Company (“Goldman”) and Citi Real Estate Funding Inc. (“Citi,” together with Goldman, the “Mortgage Loan Sellers”), on behalf of GS Mortgage Securities Corporation II (the “Depositor”), provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined herein) or Collateral Properties (as defined herein) that secure the Mortgage Loan,

b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	Copies of the:

i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”),
iii.	Most recent insurance review file (the “Insurance Review File”) and
iv.	Most recent insurance bills (the “Insurance Bills”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

d.	Asset summary report(s) (the “ASRs”),
e.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
f.	The lease abstracts (the “Lease Abstracts”) and lease agreements (the “Leases,” together with the Lease Abstracts, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan,
g.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
h.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

i.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
j.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the ten (10) largest Mortgage Loans (by original principal balance) in the order shown on the Mortgage Loan Schedule (the “Top 10 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Review Files, Insurance Bills, Borrower Rent Roll Files, Lease Documents, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the ASRs, Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 April 2020

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills and
d.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s) or Tax Bills (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files, Appraisal(s) or Tax Bills (as applicable) and
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans.

We performed no procedures to compare any information on the Borrower Operating Statement Data Files to any of the corresponding information in the Appraisal(s) or Tax Bills.

Attachment A Page 2 of 4

Cashflow Reimbursement Comparison Procedures

2.	Using:
a.	Information on the Tenant Billing Schedules,
b.	Information on the Borrower Rent Roll Files,
c.	Information in the Leases,
d.	Information in the Lease Abstracts and
e.	The Underwriting Instructions and Adjustments

for each Top 10 Mortgage Loan (as applicable), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan, as shown on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts (as applicable), which is also below $10,000.

We performed no procedures to compare any information on the Tenant Billing Schedules to any of the corresponding information on the Borrower Rent Roll Files, Leases or Lease Abstracts.

Supporting Expense Comparison and Recalculation Procedures

3.	Using information in the Ground Rent Documents for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the TTM Period, as shown in the Ground Rent Documents, to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Ground Rent Documents.

Attachment A Page 3 of 4

Supporting Expense Comparison and Recalculation Procedures (continued)

4.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information on the Insurance Review Files,
d.	Information in the Insurance Bills and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

We performed no procedures to compare any information in the Tax Bills to any of the corresponding information on the Tax Assessor Websites, Insurance Review Files or Insurance Bills.

Underwritten Cashflow Comparison and Recalculation Procedures

5.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Attachment A Page 4 of 4

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

5.	(continued)

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph(s) of this Item, we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 3%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $25,000 and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

6.	Subsequent to the performance of the procedures described in Items 1. through 5. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs, Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 5. above to the corresponding information on the updated ASRs, Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in Items 1. through 5. above and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

1633 Broadway	Goldman	$65,000,000
Moffett Towers Buildings A, B & C	Goldman	$65,000,000
711 Fifth Avenue	Goldman	$62,500,000
Saban Self Storage Portfolio	Goldman	$60,000,000
650 Madison Avenue	Goldman	$51,450,000
Chicagoland Industrial Portfolio	Citi	$51,155,000
City National Plaza	Goldman	$50,000,000
555 10th Avenue	Citi	$50,000,000
297 North 7th & 257 15th Street	Citi	$39,000,000
PNC Center	Citi	$32,662,500
1427 7th Street	Goldman	$27,700,000
Grand Street Plaza	Citi	$27,600,000
630 Roseville	Citi	$25,800,000
Hawthorne Gate	Goldman	$18,000,000
Lakeside Flats	Goldman	$17,200,000
PCI Pharma Portfolio	Goldman	$16,750,000
Trails of Hudson II	Goldman	$16,500,000
Midland Atlantic Portfolio	Goldman	$14,500,000
45 Newel Street	Citi	$10,900,000
525 Market Street	Goldman	$10,000,000
Shoppes at Haydens Crossing	Goldman	$9,700,000
United Market Street	Goldman	$8,000,000
Savannah Ridge II	Goldman	$8,000,000
Fisher Trails	Citi	$7,900,000
Harvard Oaks Apartments	Goldman	$7,000,000
910 81st Street	Citi	$6,400,000
Stratford Square Apartments	Citi	$5,150,000
Arbor Apartments	Citi	$4,000,000
Werner Industrial	Goldman	$4,000,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

1633 Broadway

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $65,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Moffett Towers Buildings A, B & C

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $65,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

711 Fifth Avenue

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $62,500,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Borrower Rent Roll File, Lease Abstract, Lease and Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Saban Self Storage Portfolio

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $60,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

650 Madison Avenue

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $51,450,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Chicagoland Industrial Portfolio

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $51,155,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

City National Plaza

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $50,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

555 10th Avenue

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $50,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	Exceptions
**N/A: Not Applicable

297 North 7th & 257 15th Street

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $39,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

PNC Center

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $32,662,500

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1427 7th Street

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $27,700,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Grand Street Plaza

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $27,600,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

630 Roseville

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $25,800,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hawthorne Gate

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $18,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lakeside Flats

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $17,200,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

PCI Pharma Portfolio

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $16,750,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Trails of Hudson II

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $16,500,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Midland Atlantic Portfolio

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $14,500,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

45 Newel Street

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $10,900,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

525 Market Street

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $10,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Shoppes at Haydens Crossing

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $9,700,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File, Insurance Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

United Market Street

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $8,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Savannah Ridge II

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $8,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Fisher Trails

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $7,900,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Harvard Oaks Apartments

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $7,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

910 81st Street

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $6,400,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Stratford Square Apartments

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $5,150,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Arbor Apartments

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $4,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Werner Industrial

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $4,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal(s) and Tax Bills (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Borrower Rent Roll Files, Leases or Lease Abstracts to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable